Goodwill, Intangible Assets and Acquisitions - Changes in the Group's Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 130,405	$ 61,712	$ 28,989
Currency translation adjustment	(10,254)	2,914	2,648
Balance at the end of the year	120,151	130,405	61,712
JM Tech
Changes in the Group's goodwill by segment
Acquisition			30,075
Wuta application
Changes in the Group's goodwill by segment
Acquisition		51,034
E-sports team
Changes in the Group's goodwill by segment
Acquisition		14,745
Advertising and Marketing
Changes in the Group's goodwill by segment
Balance at the beginning of the year	83,746	30,899	28,989
Currency translation adjustment	(6,585)	1,813	1,910
Balance at the end of the year	77,161	83,746	30,899
Advertising and Marketing | JM Tech
Changes in the Group's goodwill by segment
Acquisition			0
Advertising and Marketing | Wuta application
Changes in the Group's goodwill by segment
Acquisition		51,034
Advertising and Marketing | E-sports team
Changes in the Group's goodwill by segment
Acquisition		0
Value-added services
Changes in the Group's goodwill by segment
Balance at the beginning of the year	46,659	30,813	0
Currency translation adjustment	(3,669)	1,101	738
Balance at the end of the year	$ 42,990	46,659	30,813
Value-added services | JM Tech
Changes in the Group's goodwill by segment
Acquisition			$ 30,075
Value-added services | Wuta application
Changes in the Group's goodwill by segment
Acquisition		0
Value-added services | E-sports team
Changes in the Group's goodwill by segment
Acquisition		$ 14,745